UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--38.8%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 7/11/11	200,000,000		200,000,000
Barclays Bank (Yankee)
0.93%, 9/9/11	95,000,000		95,000,000
Barclays U.S. Funding
0.81%, 3/7/11	325,000,000	a	325,000,000
BNP Paribas (Yankee)
0.56%, 8/10/11	150,000,000		150,000,000
Credit Agricole CIB (Yankee)
0.39% - 0.54%, 4/25/11 - 8/3/11	300,000,000		300,000,000
Credit Industriel et Commercial (Yankee)
0.44%, 4/20/11	200,000,000		200,000,000
Deutsche Bank AG
0.40%, 3/1/11	300,000,000	a	300,000,000
Fortis Bank SA/NV (Yankee)
0.39%, 4/22/11	300,000,000		300,000,000
ING Bank (London)
0.32%, 5/9/11 - 5/23/11	120,000,000		120,000,000
Lloyds TSB Bank (Yankee)
0.43%, 5/23/11	200,000,000		200,000,000
Mizuho Corporate Bank (Yankee)
0.27%, 3/22/11	200,000,000		200,000,000
National Australia Bank (London)
0.35%, 8/19/11	500,000,000		500,011,853
Natixis
0.48%, 5/4/11	100,000,000		100,000,000
Rabobank Nederland (Yankee)
0.51%, 2/16/12	400,000,000		400,000,000
Royal Bank of Canada
0.35%, 3/1/11	250,000,000	a	250,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 4/11/11	400,000,000	b	400,000,000
Societe Generale (Yankee)
0.41%, 4/18/11	400,000,000		400,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.30%, 4/1/11	450,000,000	b	450,000,000
Westpac Banking Corp.
0.33%, 5/16/11	250,000,000	a,b	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,140,011,853)			5,140,011,853
Commercial Paper--15.5%
ASB Finance Ltd.
0.28%, 3/4/11	100,000,000	b	99,997,667
Commonwealth Bank of Australia
0.28%, 3/15/11	46,000,000	b	45,994,991
DnB NOR Bank ASA

	0.29%, 3/29/11	250,000,000	b	249,943,611
	General Electric Capital Corp.
	0.25%, 3/15/11	200,000,000		199,980,555
	General Electric Co.
	0.15%, 3/1/11	400,000,000		400,000,000
	ING (US) Funding LLC
	0.31%, 5/5/11	450,000,000		449,748,125
	JPMorgan Chase & Co.
	0.25%, 5/2/11	270,000,000	b	269,883,750
	NRW Bank
	0.30%, 5/23/11	230,000,000	b	229,840,917
	Societe Generale N.A. Inc.
	0.40%, 5/5/11	100,000,000		99,927,778
	Total Commercial Paper
	(cost $2,045,317,394)			2,045,317,394
Asset	-Backed Commercial Paper--4.2%
	Atlantis One Funding Corp.
	0.17%, 3/1/11	200,000,000	b	200,000,000
	CAFCO
	0.41%, 8/8/11	100,000,000	b	99,817,778
	CIESCO LLC
	0.40%, 3/4/11	60,000,000	b	59,998,000
	CRC Funding
	0.41%, 8/8/11	100,000,000	b	99,817,778
	Grampian Funding LLC
	0.37%, 3/4/11	100,000,000	b	99,996,916
	Total Asset-Backed Commercial Paper
	(cost $559,630,472)			559,630,472
	Corporate Note--1.9%
	Credit Suisse
	0.60%, 3/21/11
	(cost $250,000,000)	250,000,000	[a]	250,000,000
	Time Deposits--15.4%
	Bank of America N.A. (Grand Cayman)
	0.15%, 3/1/11	400,000,000		400,000,000
	Commerzbank (Grand Cayman)
	0.17%, 3/1/11	600,000,000		600,000,000
	Dexia Credit Local (Grand Cayman)
	0.15% - 0.17%, 3/1/11	300,000,000		300,000,000
	DnB NOR Bank ASA (Grand Cayman)
	0.17%, 3/1/11	300,000,000		300,000,000
	Northern Trust Co. (Grand Cayman)
	0.14%, 3/1/11	431,000,000		431,000,000
	Total Time Deposits
	(cost $2,031,000,000)			2,031,000,000
	U.S. Government Agencies--14.6%
	Federal Home Loan Bank
	0.07%-0.33%, 3/1/11	340,000,000	a	339,903,179
	Federal Home Loan Mortgage Corp.
	0.18%-0.37%, 3/1/11-6/6/11	540,000,000	a,c	539,749,832
	Federal National Mortgage Association

0.16%-0.41%, 3/1/11 - 10/17/11	956,455,000	a,c	958,005,868
Straight-A Funding LLC
0.25%, 5/16/11	90,000,000	b	89,952,500
Total U.S. Government Agencies
(cost $1,927,611,379)			1,927,611,379
Repurchase Agreements--9.6%

Barclays Capital, Inc.
0.18%, dated 2/28/11, due 3/1/11 in the amount of
$45,000,225 (fully collateralized by $31,649,700 U.S.
Treasury Bonds, 8.75%, due 8/15/20, value $45,900,049)		45,000,000	45,000,000
Credit Agricole Securities (USA) Inc.
0.19%, dated 2/28/11, due 3/1/11 in the amount of
$400,002,111 (fully collateralized by	$403,920,900
U.S. Treasury Notes, 1.13%-1.38%, due
6/30/11-3/15/12, value $408,000,049)		400,000,000	400,000,000
Deutsche Bank Securities Inc.
0.19%, dated 2/28/11, due 3/1/11 in the amount of
$150,000,792 (fully collateralized by	$4,675,000
Federal Home Loan Bank, 0.19%-0.50%, due
6/30/11-8/11/11, value $4,681,951, $97,069,000
Federal Home Loan Mortgage Corp., 0.75%-5.75%, due
1/15/12-3/28/13, value $99,681,178 and $50,000,000
Federal National Mortgage Association, 2.80%, due
9/23/20, value	$48,638,279)	150,000,000	150,000,000
HSBC USA Inc.
0.18%, dated 2/28/11, due 3/1/11 in the amount of
$400,002,000 (fully collateralized by	$12,700,000
Inter-American Development Bank, 3.50%-3.88%, due
7/8/13-2/14/20, value $13,117,992, $14,400,000
International Bank For Reconstruction and
Development, 5%-7.63%, due 4/1/16-1/19/23, value
$18,916,537 and $376,099,000 U.S. Treasury Bills, due
4/28/11-7/7/11, value $375,968,375)		400,000,000	400,000,000
Merrill Lynch & Co. Inc.
0.18%, dated 2/28/11, due 3/1/11 in the amount of
$270,001,350 (fully collateralized by	$46,820,000
Federal Home Loan Bank, due 3/23/11, value
$46,817,659 and $228,828,000 International Bank for
Reconstruction and Development, 1.38%, due 2/10/14,
value $228,582,696)		270,000,000	270,000,000
Total Repurchase Agreements
(cost $1,265,000,000)			1,265,000,000
Total Investments (cost $13,218,571,098)		100.0%	13,218,571,098
Cash and Receivables (Net)		.0%	4,976,217
Net Assets		100.0%	13,223,547,315

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities amounted to $2,645,243,908 or 20.0% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	13,218,571,098
Level 3 - Significant Unobservable Inputs	-
Total	13,218,571,098

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)